EMPLOYEE BENEFITS - Balance sheet classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Presented as part of current liabilities:
Short-term employee benefits	$ 354	$ 352
Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$ 271	$ 260